Unaudited interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Loss before taxes	€ (24,504)	€ (15,676)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	6,943	4,461
Interest income	(6)	(12)
Interest expense	1,504	1,865
Gain on the disposal of property, plant and equipment		(532)
Expected credit loss allowances on trade receivables and contract assets	2,821	554
Sharebased payment expenses	2,542	5,299
Real Estate transfer tax expenses		1,200
Other noncash items	(1,800)	(26)
Changes in operating assets and liabilities
Inventories	(5,482)	(240)
Trade receivables and contract assets	(12,015)	(3,336)
Other assets	5,605	(739)
Trade payables	3,498	3,280
Other liabilities	1,225	448
Cash flow used in operating activities	(19,669)	(3,454)
Investing activities
Cash paid for investments in intangible assets	(4,781)	(5,366)
Cash paid for investments in property, plant and equipment	(6,641)	(1,266)
Grants received for investment in property, plant and equipment	390	341
Cash received from the disposals of property, plant and equipment		19,800
Interest received	6	12
Cash flow used in investing activities	(11,026)	13,521
Financing activities
Cash received from issuance of shares	22,430
Cash paid for acquisition of non-wholly owned subsidiary	(75)
Cash received from loans	1,114	1,545
Cash repayments of loans	(1,260)	(11,871)
Cash received from finance leases		470
Cash repayments of lease liabilities	(2,833)	(1,507)
Interest paid	(1,028)	(1,865)
Cash flow used in financing activities	18,348	(13,228)
Changes in cash and cash equivalents	(12,347)	(3,161)
Cash and cash equivalents at the beginning of the period	41,095	9,222
Cash and cash equivalents at the end of the period	€ 28,748	€ 6,061